                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21881

                 Oppenheimer Rochester Minnesota Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Minnesota Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                                     COUPON    MATURITY       VALUE
------------                                                                  ------   ----------   -----------
MUNICIPAL BONDS AND NOTES--115.4%
MINNESOTA--115.4%
$     50,000   Alexandria, MN Health Care Facilities (Board of Social
               Ministry)(1)                                                   6.000%   07/01/2032   $    47,424
      25,000   Apple Valley, MN EDA (Evercare Senior Living)(1)               6.000    12/01/2025        23,511
     205,000   Apple Valley, MN EDA (Evercare Senior Living)(1)               6.125    06/01/2035       186,976
      25,000   Austin, MN GO(1)                                               5.000    10/01/2018        25,004
     430,000   Baytown, MN Township (St. Croix Preparatory Academy)(1)        7.000    08/01/2038       399,569
     150,000   Becker, MN Pollution Control (Northern States Power
               Company)(1)                                                    8.500    03/01/2019       169,446
   2,000,000   Becker, MN Pollution Control (Northern States Power
               Company)(1)                                                    8.500    04/01/2030     2,220,500
      10,000   Bemidji, MN Health Care Facilities (North Country
               Health Services)                                               5.000    09/01/2031         9,275
      80,000   Brainerd, MN Health Care Facilities (Benedictine
               Health System)(1)                                              6.000    02/15/2020        80,078
      20,000   Brooklyn Park, MN Economic Devel. Authority (Brooks
               Landing Apartments)(1)                                         5.600    07/01/2024        20,240
     110,000   Burnsville, MN Multifamily (Coventry Court)(1)                 5.950    09/20/2029       112,066
   1,000,000   Chippewa County, MN Gross Revenue (Montevideo
               Hospital)(1)                                                   5.500    03/01/2037       923,260
     135,000   Cloguet, MN Pollution Control (Potlach Corp.)                  5.900    10/01/2026       121,291
   1,000,000   Columbia Heights, MN EDA Tax Increment (Huset Park
               Area Redevel.)(1)                                              5.375    02/15/2032       764,230
     200,000   Columbia Heights, MN Multifamily & Health Care
               Facilities (Crest View Corp.)(1)                               5.700    07/01/2042       169,054
       5,000   Coon Rapids, MN Hsg. (Pine Point Apartments)(1)                6.125    05/01/2032         5,004
     750,000   Cottage Grove, MN Senior Hsg.(1)                               5.250    12/01/2046       590,993
     400,000   Cottage Grove, MN Senior Hsg.(1)                               6.000    12/01/2046       355,436
     200,000   Cuyuna Range, MN Hospital District Health Facilities(1)        5.000    06/01/2029       181,928
      30,000   Dakota County, MN Community Devel. Agency (Grande
               Market Place)(1)                                               5.400    11/20/2043        30,077
     200,000   Dakota County, MN Community Devel. Agency (Regent
               Burnsville)(1)                                                 6.000    07/01/2045       184,318
       5,000   Douglas County, MN Alexandria Hsg. & Redevel.
               Authority (Windmill Ponds)(1)                                  5.000(2) 07/01/2015         4,981
     750,000   Duluth, MN Hsg. & Redevel. Authority (Benedictine
               Health Center)(1)                                              5.875    11/01/2033       679,658
      25,000   Eden Prairie, MN Multifamily Hsg. (Edendale
               Apartments)(1)                                                 5.600    12/01/2032        25,013
     250,000   Eveleth, MN Health Care (Arrowhead Senior Living
               Community)(1)                                                  5.200    10/01/2027       197,400
     300,000   Falcon Heights, MN (Kaleidoscope Charter School)(1)            6.000    11/01/2037       232,326
     370,000   Golden Valley, MN (CRC/CAH/BCH/ECH Obligated Group)            5.500    12/01/2029       343,379
     130,000   Grand Rapids, MN Hsg. and Redevel. Authority
               (Lakeshore)(1)                                                 5.700    10/01/2029       115,213


               1 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                                     COUPON    MATURITY       VALUE
------------                                                                  ------   ----------   -----------
$     50,000   Hastings, MN Health Care Facility (Regina Medical
               Center)                                                        5.300%   09/15/2028   $    43,898
      90,000   Hayfield, MN GO(1)                                             5.000    02/01/2018        90,124
     320,000   Hopkins, MN Hsg. & Redevel. Authority (Excelsior
               Crossings)(1)                                                  5.625    02/01/2030       314,880
     110,000   International Falls, MN Pollution Control (Boise
               Cascade Corp.)                                                 5.500    04/01/2023        65,891
     180,000   International Falls, MN Pollution Control (Boise
               Cascade Corp.)                                                 5.650    12/01/2022       108,817
     115,000   International Falls, MN Solid Waste Disposal (Boise
               Cascade Corp.)(1)                                              6.850    12/01/2029        69,299
     500,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)(1)               5.700    09/01/2036       419,815
     500,000   Lamberton, MN Solid Waste (Highwater Ethanol)(1)               8.500    12/01/2022       384,735
      20,000   Litchfield, MN EDA (Hsg. Devel.)                               5.400    02/01/2012        20,077
     500,000   Litchfield, MN Electric Utility(1)                             5.000    02/01/2029       516,765
      20,000   Maplewood, MN Multifamily Hsg. (Hazel Ridge)                   5.700    12/01/2032        20,012
     285,000   Meeker County, MN (Memorial Hospital)(1)                       5.750    11/01/2027       281,224
     670,000   Meeker County, MN (Memorial Hospital)(1)                       5.750    11/01/2037       631,040
     208,038   Minneapolis & St. Paul, MN Hsg. Finance Board (Single
               Family Mtg.)(1)                                                5.000    12/01/2038       203,657
   1,224,983   Minneapolis & St. Paul, MN Hsg. Finance Board (Single
               Family Mtg.)(1)                                                5.250    12/01/2040     1,267,037
      50,000   Minneapolis & St. Paul, MN Hsg. Finance Board (Single
               Family Mtg.)(3)                                                6.250    11/01/2030        51,547
      25,000   Minneapolis & St. Paul, MN Metropolitan Airports
               Commission, Series A(1)                                        5.000    01/01/2028        25,249
   1,000,000   Minneapolis & St. Paul, MN Metropolitan Airports
               Commissions(1)                                                 5.000    01/01/2022     1,010,110
      75,000   Minneapolis, MN (Carechoice Member)(1)                         5.875    04/01/2024        67,378
      20,000   Minneapolis, MN (Sports Arena)(1)                              5.400    07/01/2030        20,074
     495,000   Minneapolis, MN Collateralized Multifamily Hsg.
               (Vantage Flats)(1)                                             5.200    10/20/2048       496,757
      10,000   Minneapolis, MN Community Devel. Agency (Cord-Sets)(1)         5.500    06/01/2018        10,028
     165,000   Minneapolis, MN Community Devel. Agency (Riverside
               Homes of Minneapolis)(1)                                       6.200    09/01/2029       167,404
     630,000   Minneapolis, MN Health Care System (Fairview Health
               Services/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)              6.500    11/15/2038       703,704
     150,000   Minneapolis, MN Health Care System (Fairview Health
               System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)(1)             6.375    11/15/2023       167,010
     550,000   Minneapolis, MN Multifamily Hsg. (Blaisdell
               Apartments)(1)                                                 5.400    04/01/2028       419,507
     200,000   Minneapolis, MN Multifamily Hsg. (Blaisdell
               Apartments)(1)                                                 5.500    04/01/2042       140,564
      20,000   Minneapolis, MN Multifamily Hsg. (East Village Hsg.
               Corp.)(1)                                                      5.750    10/20/2042        20,280
      40,000   Minneapolis, MN Multifamily Hsg. (Riverside Plaza)(3)          5.100    12/20/2018        40,021


               2 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                                     COUPON    MATURITY       VALUE
------------                                                                  ------   ----------   -----------
$    205,000   Minneapolis, MN Multifamily Hsg. (Riverside Plaza)(1)          5.200%   12/20/2030   $   205,006
      15,000   Minneapolis, MN Sports Arena                                   5.100    10/01/2013        15,056
     250,000   Minneapolis, MN Supported Devel. (Common Bond Fund)(1)         5.000    06/01/2028       232,345
     380,000   Minneapolis, MN Tax Increment (East River/Unocal
               Site)(1)                                                       5.250    02/01/2026       319,626
     600,000   Minneapolis, MN Tax Increment (Grant Park)(1)                  5.200    02/01/2022       517,176
   1,750,000   Minneapolis, MN Tax Increment (Grant Park)(1)                  5.350    02/01/2030     1,399,423
     500,000   Minneapolis, MN Tax Increment (Ivy Tower)(1)                   5.500    02/01/2022       365,225
   1,250,000   Minneapolis, MN Tax Increment (St. Anthony Falls)(1)           5.750    02/01/2027     1,094,475
     635,000   Minneapolis, MN Tax Increment (Unocal Site)(1)                 5.400    02/01/2031       514,287
       5,000   Minneota, MN Hsg. Facilities (Madison Ave.
               Apartments)(1)                                                 5.750    04/01/2019         4,877
      40,000   Minnetonka, MN Multifamily Hsg. (Cedar Hills
               East/Cedar Hills West)(1)                                      5.900    10/20/2019        40,785
     190,000   MN Agricultural & Economic Devel. Board(1)                     7.250    08/01/2020       190,374
       5,000   MN Agricultural & Economic Devel. Board (Benedictine
               Health System)(1)                                              5.000    02/15/2023         5,079
     155,000   MN Agricultural & Economic Devel. Board (Fairview
               Health Services)(1)                                            6.375    11/15/2022       158,244
      90,000   MN Agricultural & Economic Devel. Board (Fairview
               Health Services)(1)                                            6.375    11/15/2029        91,552
     480,000   MN Agricultural & Economic Devel. Board (Fairview
               Hospital and Healthcare Service)(1)                            5.750    11/15/2026       480,149
     410,000   MN HEFA (Bethel University)(1)                                 5.500    05/01/2022       408,151
     500,000   MN HEFA (University of St. Thomas)(1)                          5.000    10/01/2039       500,190
      45,000   MN HEFA (University of St. Thomas)(1)                          5.250    10/01/2034        45,752
     750,000   MN HEFA (University of St. Thomas)(1)                          5.250    04/01/2039       763,920
      60,000   MN HFA (Rental Hsg.)(3)                                        5.200    08/01/2029        59,999
     135,000   MN HFA (Rental Hsg.)(1)                                        5.875    08/01/2028       135,073
      10,000   MN HFA (Rental Hsg.)(1)                                        6.000    02/01/2022        10,011
      25,000   MN HFA (Rental Hsg.)(1)                                        6.125    08/01/2021        25,028
      15,000   MN HFA (Rental Hsg.)(3)                                        6.150    08/01/2025        15,012
     260,000   MN HFA (Residential Hsg.)(1)                                   5.100    07/01/2031       257,322
     250,000   MN HFA (Residential Hsg.)(1)                                   5.100    01/01/2040       250,373
      25,000   MN HFA (Residential Hsg.)(1)                                   5.350    07/01/2033        25,032
      20,000   MN HFA (Residential Hsg.)(1)                                   5.750    01/01/2038        20,785
      25,000   MN HFA (Single Family Mtg.)(1)                                 5.150    07/01/2019        24,802
      10,000   MN HFA (Single Family Mtg.)(1)                                 5.200    07/01/2013        10,083
      20,000   MN HFA (Single Family Mtg.)(1)                                 5.600    07/01/2022        20,565
       5,000   MN HFA (Single Family Mtg.)(1)                                 5.650    07/01/2031         5,163
      15,000   MN HFA (Single Family Mtg.)(1)                                 5.650    07/01/2031        15,489
      10,000   MN HFA (Single Family Mtg.)(1)                                 5.850    07/01/2019        10,409
     650,000   MN HFA (Single Family Mtg.)(1)                                 5.900    07/01/2025       650,572
     150,000   MN HFA (Single Family Mtg.)(1)                                 6.250    07/01/2026       150,140
      15,000   MN Public Facilities Authority Water Pollution                 5.000    03/01/2015        15,052


               3 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                                     COUPON    MATURITY       VALUE
------------                                                                  ------   ----------   -----------
$    780,000   MN Seaway Port Authority of Duluth (Northstar
               Aerospace)(1)                                                  5.000%   04/01/2017   $   676,712
   1,410,000   MN Seaway Port Authority of Duluth (Northstar
               Aerospace)(1)                                                  5.200    04/01/2027     1,136,164
      55,000   New Hope, MN Hsg. & Health Care Facilities (Minnesota
               Masonic Home North Ridge)(1)                                   5.875    03/01/2029        49,573
     500,000   North Oaks, MN Senior Hsg. (Presbyterian Homes of
               North Oaks)(1)                                                 6.000    10/01/2033       465,340
   1,100,000   North Oaks, MN Senior Hsg. (Presbyterian Homes of
               North Oaks)(1)                                                 6.500    10/01/2047     1,050,918
      40,000   Northfield, MN Senior Hsg. (Northfield Manor)(1)               6.000    07/01/2033        36,099
     110,000   Olmstead County, MN Health Care Facilities (Olmsted
               Medical Group)(1)                                              5.450    07/01/2013       110,084
     300,000   Otter Tail County, MN GO(1)                                    7.500    11/01/2019        84,447
     100,000   Park Rapids, MN Health Facilities (Mankato Lutheran
               Homes)(1)                                                      5.600    08/01/2036        86,867
     100,000   Pine City, MN Health Care & Hsg. (North Branch)(1)             6.125    10/20/2047        92,373
     100,000   Plymouth, MN Health Facilities (HealthSpan Health
               System/North Memorial Medical Center Obligated Group)          6.125    06/01/2024       100,106
      80,000   Plymouth, MN Health Facilities (HealthSpan Health
               System/North Memorial Medical Center Obligated Group)          6.250    06/01/2016        80,278
     125,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior
               Hsg.)(1)                                                       5.750    08/01/2041       114,348
      25,000   Ramsey County, MN Hsg. & Redevel. Authority (Hanover
               Townhouses)(1)                                                 5.625    07/01/2016        25,398
     750,000   Redwood Falls, MN (Redwood Area Hospital)(1)                   5.125    12/01/2036       694,853
     250,000   Rochester, MN Health Care & Hsg. (Samaritan Bethany)(1)        7.375    12/01/2041       247,703
     200,000   Sartell, MN Health Care & Hsg. Facilities (The
               Foundation for Health Care Continuums)(1)                      6.625    09/01/2029       200,110
     250,000   Sauk Rapids, MN Health Care Housing Facilities (Good
               Shepard Lutheran Home)(1)                                      7.500    01/01/2039       257,270
      25,000   Slayton, MN Tax Increment, Series B(1)                         5.350    02/01/2013        25,069
      25,000   South Washington County, MN Independent School
               District No. 833 COP(3)                                        5.250    12/01/2014        25,028
   1,250,000   Southern MN Municipal Power Agency(1)                          5.250    01/01/2030     1,317,813
   1,000,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake
               Village)(1)                                                    5.000    02/01/2031       761,380
     750,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake
               Village)(1)                                                    5.625    02/01/2031       622,110
     205,000   St. Cloud, MN Health Care (SCH/CCHS/CCHSM/CCHSLP
               Obligated Group)(1)                                            5.750    05/01/2026       207,729
       5,000   St. Cloud, MN Hospital Facilities (St. Cloud
               Hospital)(1)                                                   5.000    07/01/2015         5,004
      40,000   St. Cloud, MN Hospital Facilities (St. Cloud
               Hospital)(1)                                                   5.000    07/01/2015        40,034


               4 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                                     COUPON    MATURITY       VALUE
------------                                                                  ------   ----------   -----------
$     15,000   St. Cloud, MN Hospital Facilities (St. Cloud
               Hospital)(1)                                                   5.000%   07/01/2020   $    14,915
   1,000,000   St. Louis Park, MN Health Care Facilities (Nicollett
               Health Services)(1)                                            5.750    07/01/2039       990,190
      50,000   St. Louis Park, MN Health Care Facilities (PNMH/
               PNMC Holdings/PNI Obligated Group)(1)                          5.500    07/01/2023        50,883
     890,000   St. Paul, MN Hsg. & Redevel. Authority (559 Capital
               Blvd./HSJH/BLMC/DRH/HESJH Obligated Group)                     5.700    11/01/2015       886,440
     400,000   St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek
               Senior Place)(1)                                               7.000    09/15/2037       312,836
     300,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern
               Lofts)(1)                                                      6.250    03/01/2029       252,270
     745,000   St. Paul, MN Hsg. & Redevel. Authority
               (HealthEast/HESJH/HSJH Obligation Group)                       6.000    11/15/2025       720,542
     215,000   St. Paul, MN Hsg. & Redevel. Authority
               (HealthEast/HESJH/HSJH Obligation Group)                       6.000    11/15/2035       191,784
     150,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
               Academy)(1)                                                    6.000    09/01/2036       123,749
   1,275,000   St. Paul, MN Hsg. & Redevel. Authority (Rossy &
               Richard Shaller)(1)                                            5.250    10/01/2042       982,987
     750,000   St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto
               Hsg.)(1)                                                       5.500    09/20/2044       760,238
      50,000   St. Paul, MN Hsg. & Redevel. Authority (U.S. Bank
               Operations Center)(1)                                          6.750    02/01/2028        43,816
     716,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
               Landing)(1)                                                    7.000    03/01/2029       654,768
       5,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
               Facility (Regions Hospital)                                    5.200    05/15/2013         5,005
      25,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
               Facility (Regions Hospital)                                    5.250    05/15/2018        25,001
      35,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
               Facility (Regions Hospital)                                    5.300    05/15/2028        33,149
     100,000   St. Paul, MN Independent School District No. 625 COP(3)        6.375    02/01/2013       100,487
   2,465,000   St. Paul, MN Port Authority (Great Northern)(1)                6.000    03/01/2030     2,198,065
   1,375,000   St. Paul, MN Port Authority (Regions Hospital Parking
               Ramp)(1)                                                       5.000    08/01/2036     1,079,485
     200,000   Stillwater, MN Multifamily (Orleans Homes)(1)                  5.500    02/01/2042       157,440
      10,000   University of Minnesota(1)                                     6.200    09/01/2012        10,057
      25,000   Virginia, MN Hsg. & Redevel. Authority Health Care
               Facilities(1)                                                  5.375    10/01/2030        23,725
     115,000   Washington County, MN Hsg. & Redevel. Authority
               (HealthEast Bethesda Hospital)                                 5.375    11/15/2018       108,523
      15,000   Washington County, MN Hsg. & Redevel. Authority
               (HealthEast Bethesda Hospital)                                 5.375    11/15/2018        14,116
     130,000   Washington County, MN Hsg. & Redevel. Authority
               (HealthEast Bethesda Hospital)                                 5.500    11/15/2027       117,630
     180,000   Willmar, MN Hsg & Redevel. Authority (Highlands Apts.)         5.850    06/01/2019       179,989
                                                                                                    -----------
                                                                                                     43,598,056


               5 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                                     COUPON    MATURITY       VALUE
------------                                                                  ------   ----------   -----------
U.S. POSSESSIONS--0.0%
$      5,000   Puerto Rico ITEMECF (Ana G. Mendez University)                 5.375%   02/01/2019   $     4,783
                                                                                                    -----------
TOTAL INVESTMENTS, AT VALUE (COST $44,557,883)-115.4%                                                43,602,839
LIABILITIES IN EXCESS OF OTHER ASSETS-(15.4)                                                         (5,809,549)
                                                                                                    -----------
NET ASSETS-100.0%                                                                                   $37,793,290
                                                                                                    ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $292,094, which represents 0.77% of the Fund's net assets. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:

                                LEVEL 1--           LEVEL 2--            LEVEL 3--
                            UNADJUSTED QUOTED   OTHER SIGNIFICANT       SIGNIFICANT
                                 PRICES         OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                            -----------------   -----------------   -------------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Minnesota                       $--             $43,598,056              $--           $43,598,056
   U.S. Possessions                 --                   4,783               --                 4,783
                                   ---             -----------              ---           -----------
Total Assets                       $--             $43,602,839              $--           $43,602,839
                                   ---             -----------              ---           -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCH       Bethany Covenant Home
BLMC      Bethesda Lutheran Medical Center
CAH       Colonial Acres Home


               6 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

CCHS      Centracare Health System
CCHSLP    Centracare Health Services of Long Prairie
CCHSM     Centracare Health Services of Melrose
COP       Certificates of Participation
CRC       Covenant Retirement Communities
DRH       D.R. Hospital
ECH       Ebenezer Covenant Home
EDA       Economic Devel. Authority
FRCS      Fairview Regional Community Services
FRWHS     Fairview Red Wing Health Services
FSH       Fairview Seminary Home
FSP       Fairview Seminary Plaza
GO        General Obligation
HEFA      Higher Education Facilities Authority
HESJH     HealthEast St. John's Hospital
HFA       Housing Finance Agency
HSJH      HealthEast St. Joseph's Hospital
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PNI       Park Nicollet Institute
PNMH      Park Nicollet Methodist Hospital
RRHS      Range Regional Health Services
SCH       Sierra Community Hospital

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


               7 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $44,557,883
                                 ===========
Gross unrealized appreciation    $ 1,916,561
Gross unrealized depreciation     (2,871,605)
                                 -----------
Net unrealized depreciation      $  (955,044)
                                 ===========


                8 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota
Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010